Financial instruments risk management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Assets and Liabilities
Financial assets:
	Fair value through profit or loss		Amortized cost
	2024	2023	2024	2023
	NIS in thousands
Cash and cash equivalents	-	-	122,938	137,466
Financial assets at fair value through profit or loss	171,031	148,306	-	-
Trade and other receivables	-	-	178,715	170,543
Total financial assets	171,031	148,306	301,653	308,009

Financial liabilities:

	Amortized cost
	2024	2023
	NIS in thousands
Trade payables	28,203	21,622
Lease liabilities	4,700	2,206
Total financial liabilities	32,903	23,828

Schedule of Classification of Financial Instruments by Fair Value Hierarchy
	Level 1		Level 2		Level 3
	2024	2023	2024	2023	2024	2023
	NIS in thousands
Financial assets at fair value through profit or loss	123,189	102,163	-	-	47,842	46,143

Schedule of Reconciliation of Opening and Closing Fair Value
Financial assets at fair value through profit or loss:	Level 1	Level 3
	NIS in thousands
January 1, 2024	102,163	46,143
Purchases	38,510	2,000
Disposals	(42,991)	-
Gain (Loss)	25,507	(301)
December 31, 2024	123,189	47,842	(*)

(*) In the company's assessment, as of December 31, 2024, the book value of the investment approximates its fair value.

Schedule of Exchange rate risk
	2024	2023
Net foreign currency financial assets/(liabilities)	NIS in thousands
US Dollars	20,323	20,363
EURO	2,560	(2,507)
Total net exposure	22,883	17,856

Schedule of Sensitivity Analysis
	US Dollars		EURO
	2024	2023	2024	2023
	NIS in thousands
10% increase	2,032	2,036	256	251
10% decrease	(2,032)	(2,036)	(256)	(251)